John Hancock Institutional Funds
                 Supplement to the Prospectus dated July 2, 2001

On page 8, the "Portfolio Managers" section for the John Hancock Medium Capitalization Growth Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Paul J. Berlinguet

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 2001
         U.S. equity investment manager
           at Baring America Asset
           Management (1989-2001)
         Began business career in 1986

         Robert J. Uek, CFA

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 1997
         Corporate finance manager
           at Ernst & Young (1994-1997)
         Began business career in 1990


On page 10, the "Portfolio Managers" section for the John Hancock Small Cap Equity Fund Y has been changed as follows:

         PORTFOLIO MANAGERS

         Henry E. Mehlman, CFA

         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Vice president and Director of Research, Congress Asset
          Management Co. (1999-2001)
         Consultant, Essex Management (1996-1999)
         Began business career in 1972

         Alan E. Norton, CFA

         Vice president of adviser
         Joined adviser in 2002
         Senior portfolio manager, The Colony Group (2001-2002)
         Portfolio manager and Director of Research, Congress Asset
          Management Co. (1995-2001)
         Began business career in 1987


May 13, 2002